Average Annual Total Returns - Technology UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. TechnologySM Index OneYear	Dow Jones U.S. TechnologySM Index FiveYears	Dow Jones U.S. TechnologySM Index TenYears	Dow Jones U.S. TechnologySM Index InceptionDate
Total	71.30%	24.91%	21.20%	Jun. 19, 2000	71.30%	24.48%	20.99%	42.21%	20.38%	18.35%	69.60%	23.68%	19.99%	Jun. 19, 2000	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	47.47%	19.06%	16.51%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.